COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended
	Jul. 31, 2015	Aug. 31, 2014	Jun. 30, 2016	Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Line Items]
Bank Loans			$ 399
Royalty Percentage			5.00%
Accrued Royalties			$ 2,444
Amount of claim			266
Annual Management Fee			$ 180
Minimum Ratio Of Shareholders Equity To Consolidated Assets			20.00%
Minimum Shareholders Equity			$ 20,000
New Sales Tax Percentage				1.00%
New Sales Tax Liability Recorded				$ 193
Year 2013-2014 [Member]
COMMITMENTS AND CONTINGENT LIABILITIES [Line Items]
Ratio of Indebtedness to Net Capital			4.2
Year 2015 [Member]
COMMITMENTS AND CONTINGENT LIABILITIES [Line Items]
Ratio of Indebtedness to Net Capital			3.5
Year 2016 [Member]
COMMITMENTS AND CONTINGENT LIABILITIES [Line Items]
Ratio of Indebtedness to Net Capital			3
Year 2017 and thereafter [Member]
COMMITMENTS AND CONTINGENT LIABILITIES [Line Items]
Ratio of Indebtedness to Net Capital			2.5
Year 2010 and thereafter [Member]
COMMITMENTS AND CONTINGENT LIABILITIES [Line Items]
Ratio of Indebtedness to Net Capital			4
Pointer Brazil [Member]
COMMITMENTS AND CONTINGENT LIABILITIES [Line Items]
Payments for Legal Settlements		$ 484
Litigation Settlement Interest		2,029
Litigation Settlement, Expense		2,513
Loss Contingency Accrual, Provision		$ 77
Loss Contingency, Settlement Agreement, Terms		14 years
Loss Contingency, Loss in Period	$ 12,100